Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Intangible assets:
Intangible assets, gross	$ 627,954	$ 560,342
Less: accumulated amortization	(268,104)	(192,403)
Intangible assets, net	359,850	367,939
Software license [Member]
Intangible assets:
Intangible assets, gross	538,031	528,031
Software under development [Member]
Intangible assets:
Intangible assets, gross	$ 89,923	$ 32,311